Share-based payment, Narrative - Performance Share Plan (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 shares
Performance Share Plan [Line Items]
Maximum authorized amount, percentage of ordinary shares outstanding	0.100
Granted During the Year | shares		4,076,982	3,634,183	2,796,820
Share-based payment expense		$ 10,718	$ 14,468	$ 12,637
Number of options | shares		5,447,405				4,349,921	1,195,929
Weighted average exercise price | £ / shares					£ 0.98	£ 0.93	£ 1.26
Weighted average remaining contractual life of outstanding share options		8 years 4 months 17 days	8 years 6 months 18 days	8 years 9 months 10 days
Number of share options | shares		10,916,086				8,472,827	5,075,734	2,343,085
Performance based RSU [Member]
Performance Share Plan [Line Items]
Share-based payment expense		$ 5,700	$ 2,200	$ 2,300
2017 Performance Based RSU [Member]
Performance Share Plan [Line Items]
Share-based payment arrangement, cash settlement value			$ 12,500
2018 Performance Based RSU [Member]
Performance Share Plan [Line Items]
Share-based payment arrangement, cash settlement value		$ 400
Performance based Stock option awards [Member]
Performance Share Plan [Line Items]
Granted During the Year | shares		5,835,993	5,409,751	5,657,602
Share-based payment expense		$ 2,100	$ 9,200	$ 1,400
Share-based payment arrangement, amount withheld for tax withholding obligation		$ 6,900